ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation	$ 456	$ 420
Gross - Experience gains-post employment liability	1,847	1,847
Tax effect - Experience gains-post employment liability	(485)	(485)
Accumulated other comprehensive income	$ 1,818	$ 1,782